Income Taxes (Unrecognized Tax Benefits Narrative) (Details) $ in Millions	Aug. 27, 2016 USD ($)
Income Tax Disclosure [Abstract]
Unrecognized tax benefits that would have a positive impact on effective tax rate	$ 1.8